Fair Value (Details 3) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Carrying Amount [Member] | Level 1 [Member]
Financial instruments recorded as assets:
Cash	$ 1,354	$ 3,282	$ 1,833
Carrying Amount [Member] | Fair Value, Inputs, Level 2 [Member]
Financial instruments recorded as assets:
Assets on deposit	2,958,870	2,613,918	1,981,841
Financial instruments recorded as liabilities:
Investment-type contracts	2,958,870	2,613,918	1,981,841
Separate account liabilities	137,135	103,205	69,005
Estimate Fair Value [Member] | Level 1 [Member]
Financial instruments recorded as assets:
Cash	1,354	3,282	1,833
Estimate Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Financial instruments recorded as assets:
Assets on deposit	2,732,670	2,303,358	1,726,602
Financial instruments recorded as liabilities:
Investment-type contracts	2,732,670	2,303,358	1,726,602
Separate account liabilities	$ 137,135	$ 103,205	$ 69,005